Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Income tax examination, description	The Company’s United States federal income tax filings for tax years 2043 through 2017 remain open to examination.
Federal net operating loss carryforwards	$ 4,800,000	$ 197,000
Operating loss carryforwards expire	Dec. 31, 2037